Trade payables and other liabilities	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade payables and other liabilities	Trade payables and other liabilities

	2025	2024
(in $ millions)	$	$
Non-current liabilities
Warrant liabilities	8	11
Put options issued to non-controlling interests	148	43
Employee defined benefit liability	13	12
	169	66
Current liabilities
Trade payables	260	208
Accrued operating expenses	417	463
Electronic wallets	292	261
Tax payables	72	60
Deposits	32	36
Put options issued to non-controlling interest	—	98
Contract liabilities	*	2
Payables for purchase of securities	117	—
Others	66	41
	1,256	1,169
*Amount less than $1 million
i)                   Warrant liabilities
These liabilities comprise 26 million warrants that entitle the holder to purchase one GHL Class A ordinary share at an exercise price of $11.50 per whole share. These warrants are exercisable as at December 31, 2025 and will expire on December 1, 2026 in which the expiration date is extendable in the sole discretion of the Group.
The warrants are listed on NASDAQ under the trading symbol “GRABW”. Of these 26 million warrants, 12 million warrants can be exercised on a cashless basis by the holder into a variable number of shares based on volume weighted average observable price of the GHL Class A ordinary shares at the time of exercise. All the remaining warrants cannot be exercised cashless, and can be redeemed at GHL’s sole discretion at a price of $0.01 or $0.10 per warrant depending on the GHL Class A ordinary shares closing price over an observable trading period at the time of redemption. Following notice of such a redemption, holders of the warrants will have the right to exercise the warrants prior to redemption, including on a cashless basis in certain circumstances.
The terms of all warrants include a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding GHL Class A ordinary shares, the warrant holders would be entitled to receive cash for their warrants. Management considers that this feature results in the warrants being classified as liabilities measured at fair value through profit or loss, as the event is an uncertain future event that is not within the control of the Group; and therefore, the Group does not have an unconditional right to avoid delivering cash.
The warrants have been measured at the trading price. The carrying value of the warrants as at December 31 is as follows:

	2025	2024
(in $ millions)	$	$
As at 1 January	11	6
Change in fair value	(3)	5
As at 31 December	8	11
ii)                  Employee defined benefit liability
Certain subsidiaries operate a non-contributory defined benefit pension scheme that provides retirement benefits for certain employees.
iii)                 Tax payables
These amounts comprise VAT and withholding tax payables.
iv)                 Put options issued to non-controlling interests
a)Put options on shares of GHL subsidiaries
The Group has written options granting non-controlling shareholders of certain subsidiaries the right to sell their shareholding to the Group in the future. As these non-controlling shareholders have present access to the returns until exercise of the option, the financial liability arising from the put option is presented within “Other liabilities" with the corresponding effect within equity under "Other reserves" (see Note 11(ii)(c)). Subsequent to initial recognition, changes in the carrying amount of the put liabilities are recognized within equity.
b)Option to swap the shares in GHL subsidiary for GHL Class A Ordinary Shares
There is a put option granting a non-controlling shareholder of a subsidiary the right to swap the shares in a subsidiary for GHL Class A Ordinary Shares in the future. As the Group has the obligation to deliver a variable number of shares, the derivative liability arising from this option is presented within “Other liabilities” with the corresponding effect within profit or loss under “Net change in fair value of financial assets and liabilities”. Subsequent to initial recognition, changes in the carrying amount are recognized within profit or loss.
v)                  Accrued operating expenses
These amounts include $80 million related to a settlement in 2024 with regard to class action lawsuits filed against the Company and certain of its officers in 2022. The associated accrual was settled in 2025.
vi)                 Financial risk management
Information about the exposure of trade and other payables to relevant financial risks (currency and liquidity risk) is disclosed in Note 25.